Deferred Policy Acquisition and Sales Inducement Costs (Tables)	12 Months Ended
Dec. 31, 2011
Deferred Policy Acquisition and Sales Inducement Costs
Schedule of deferred policy acquisition costs

($ in millions)	2011
	Allstate Financial	Property- Liability	Total
Balance, beginning of year	$2,859	$1,321	$4,180
Esurance acquisition present value of future profits	—	42	42
Acquisition costs deferred	333	3,462	3,795
Amortization charged to income	(494)	(3,477)	(3,971)
Effect of unrealized gains and losses	(175)	—	(175)

Balance, end of year	$2,523	$1,348	$3,871

	2010
	Allstate Financial	Property- Liability	Total
Balance, beginning of year	$3,398	$1,355	$4,753
Acquisition costs deferred	385	3,483	3,868
Amortization charged to income	(290)	(3,517)	(3,807)
Effect of unrealized gains and losses	(634)	—	(634)

Balance, end of year	$2,859	$1,321	$4,180

	2009
	Allstate Financial	Property- Liability	Total
Balance, beginning of year	$6,420	$1,395	$7,815
Impact of adoption of new other-than-temporary impairment accounting guidance before unrealized impact (1)	(163)	—	(163)
Impact of adoption of new other-than-temporary impairment accounting guidance effect of unrealized capital gains and losses (2)	163	—	163
Acquisition costs deferred	391	3,575	3,966
Amortization charged to income	(821)	(3,615)	(4,436)
Effect of unrealized gains and losses	(2,592)	—	(2,592)

Balance, end of year	$3,398	$1,355	$4,753

(1)
The adoption of new other-than-temporary impairment accounting guidance on April 1, 2009 resulted in an adjustment to DAC to reverse previously recorded DAC accretion related to realized capital losses that were reclassified to other comprehensive income upon adoption.
(2)
The adoption of new other-than-temporary impairment accounting guidance resulted in an adjustment to DAC due to the change in unrealized capital gains and losses that occurred upon adoption on April 1, 2009 when previously recorded realized capital losses were reclassified to other comprehensive income. The adjustment was recorded as an increase of the DAC balance and unrealized capital gains and losses.

Schedule of DSI activity for Allstate Financial

($ in millions)	2011	2010	2009
Balance, beginning of year	$86	$195	$453
Impact of adoption of new other-than-temporary impairment accounting guidance before unrealized impact (1)	—	—	(35)
Impact of adoption of new other-than-temporary impairment accounting guidance effect of unrealized capital gains and losses (2)	—	—	35
Sales inducements deferred	7	14	28
Amortization charged to income	(23)	(27)	(129)
Effect of unrealized gains and losses	(29)	(96)	(157)

Balance, end of year	$41	$86	$195

(1)
The adoption of new other-than-temporary impairment accounting guidance on April 1, 2009 resulted in an adjustment to DSI to reverse previously recorded DSI accretion related to realized capital losses that were reclassified to other comprehensive income upon adoption.
(2)
The adoption of new other-than-temporary impairment accounting guidance resulted in an adjustment to DSI due to the change in unrealized capital gains and losses that occurred upon adoption on April 1, 2009 when previously recorded realized capital losses were reclassified to other comprehensive income. The adjustment was recorded as an increase of the DSI balance and unrealized capital gains and losses.